Equity	12 Months Ended
Mar. 31, 2024
Equity [Abstract]
Equity

Note 13 — Equity

Dividend

On December 22, 2023, the Company’s Board of Directors approved and declared a dividend in an amount of HKD 7,830,800 (US$1,000,000) to its shareholders. This amount was paid in three installments: HKD 698,217 (US$89,172) on January 11, 2024, HKD 5,794,200 (US$740,000) on January 16, 2024 and HKD 1,337,583 (US$170,828) on January 17, 2024. The dividend per share was HKD 0.41 (US$0.05).